UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Commodity Securities Fund

	Shares	Value ($)

Common Stocks 50.0%
Australia 2.9%
BHP Billiton Ltd. (a)	214,353	7,083,397
Rio Tinto Ltd.	30,861	1,605,374

(Cost $7,911,484)		8,688,771
Brazil 0.7%
Cosan SA Industria e Comercio* (Cost $1,600,536)	187,722	2,072,614
Canada 5.9%
Agrium, Inc.	8,532	426,501
Barrick Gold Corp.	113,776	4,308,111
EnCana Corp.	70,723	4,095,480
Kinross Gold Corp.	196,167	4,274,577

Potash Corp. of Saskatchewan, Inc. (a)	16,124	1,462,665
Suncor Energy, Inc.	88,103	3,076,874

(Cost $17,913,413)		17,644,208
France 2.0%
Lafarge SA	35,696	3,191,137
Total SA	44,629	2,656,833

(Cost $6,363,318)		5,847,970
Germany 0.7%
SMA Solar Technology AG	8,845	906,840
ThyssenKrupp AG	36,728	1,265,020

(Cost $1,923,896)		2,171,860
Luxembourg 1.0%
ArcelorMittal (Cost $3,104,738)	84,009	3,135,256
Netherlands 1.6%
Royal Dutch Shell PLC "A"	100,091	2,851,490
Royal Dutch Shell PLC "B"	70,932	1,970,649

(Cost $5,670,404)		4,822,139
Spain 0.5%
Gamesa Corp. Tecnologica SA (Cost $1,775,430)	66,280	1,486,727
Switzerland 1.5%
Transocean Ltd.*	19,559	1,672,881
Weatherford International Ltd.*	57,461	1,191,166
Xstrata PLC*	110,527	1,627,747

(Cost $3,878,770)		4,491,794
United Kingdom 6.9%
Anglo American PLC*	74,251	2,363,641
BG Group PLC	239,130	4,161,666
BHP Billiton PLC	150,360	4,132,191
BP PLC	721,140	6,387,123
Rio Tinto PLC	85,780	3,680,923

(Cost $20,011,145)		20,725,544
United States 26.3%
Air Products & Chemicals, Inc.	50,671	3,931,056
Anadarko Petroleum Corp. (a)	45,628	2,862,245
Apache Corp.	37,965	3,486,326
Chevron Corp.	103,311	7,276,194
Commercial Metals Co.	45,233	809,671
Corn Products International, Inc. (a)	47,614	1,357,951
Crown Holdings, Inc.*	50,353	1,369,602
ExxonMobil Corp.	121,121	8,310,112
First Solar, Inc.* (a)	6,265	957,668
Freeport-McMoRan Copper & Gold, Inc.	42,070	2,886,423
Halliburton Co.	56,958	1,544,701
Holly Corp.	40,000	1,024,800
International Paper Co.	88,638	1,970,423
Marathon Oil Corp. (b)	44,300	1,413,170
Martin Marietta Materials, Inc. (a)	20,772	1,912,478
Monsanto Co.	70,091	5,425,043
National-Oilwell Varco, Inc.*	34,786	1,500,320
Occidental Petroleum Corp.	47,278	3,706,595

Owens-Illinois, Inc.*	91,482	3,375,686
Pactiv Corp.*	105,323	2,743,664
Peabody Energy Corp.	40,628	1,512,174
Praxair, Inc.	53,339	4,357,263
Quanta Services, Inc.*	28,522	631,192
Schlumberger Ltd.	62,340	3,715,464
Steel Dynamics, Inc.	105,216	1,614,013
The Mosaic Co. (a)	41,862	2,012,306
Ultra Petroleum Corp.*	22,416	1,097,487
United States Steel Corp. (a)	30,012	1,331,632
Vista Gold Corp.*	305,415	726,888
Weyerhaeuser Co.	28,718	1,052,515
XTO Energy, Inc.	66,322	2,740,425

(Cost $80,809,975)		78,655,487

Total Common Stocks (Cost $150,963,109)		149,742,370
	Principal Amount ($)	Value ($)

Government & Agency Obligations 1.8%
US Treasury Obligations
US Treasury Bills:
0.115% **, 12/17/2009 (b)	1,566,000	1,565,614
0.19% **, 3/18/2010 (c)	3,938,000	3,935,208

Total Government & Agency Obligations (Cost $5,500,123)		5,500,822
Commodities Linked/Structured Notes 9.7%
Barclays Bank PLC S&P GSCI Total Return Index Structured Note, Leverage Factor 3x, 144A, 0.146%, 9/27/2010 (d)	6,700,000	6,412,027
Cargill S&P GSCI Structured Note, Leverage Factor 3x:
144A, 0.146%, 7/20/2010 (d)	7,520,000	9,585,000
144A, 0.146%, 6/24/2010 (d)	10,000,000	13,014,190

Total Commodities Linked/Structured Notes (Cost $24,219,998)		29,011,217
	Shares	Value ($)

Exchange-Traded Fund 2.1%
United States
SPDR Gold Trust* (Cost $3,516,848)	64,181	6,344,292
	Contracts	Value ($)

Call Options Purchased 0.0%
United States
Hess Corp., Expiration Date 11/21/2009, Strike Price $65.0 (Cost $50,999)	348	15,660
	Shares	Value ($)

Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 0.29% (e) (f) (Cost $15,417,931)	15,417,931	15,417,931
Cash Equivalents 34.2%
Cash Management QP Trust, 0.18% (e) (Cost $102,400,917)	102,400,917	102,400,917

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $302,069,925) †	103.0	308,433,209
Other Assets and Liabilities, Net	(3.0)	(8,982,649)

Net Assets	100.0	299,450,560

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $310,512,820. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $2,079,611. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,509,781 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,589,392.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $14,865,365 which is 5.0% of net assets.
(b)	Security pledged as collateral for written option contracts.
(c)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)

Security is linked to the S&P Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing unleveraged, long-only investments in commodities futures that are broadly diversified across the spectrum of commodities.

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

S&P GSCI: Standard & Poor's Goldman Sachs Commodity Index
SPDR: Standard & Poor's Depositary Receipt

At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Cocoa	12/15/2009	75	2,164,817	2,355,000	190,183
S&P Goldman Sachs Commodity Index	10/15/2009	400	45,261,680	46,300,000	1,038,320
Sugar No. 11	4/30/2010	86	2,184,710	2,329,018	144,308

Total unrealized appreciation	1,372,811

At September 30, 2009, open written options purchased were as follows:
Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options 0.0%
Marathon Oil Corp. (Premiums received $52,270)	176	10/17/2009	31.0	26,400
Put Options 0.0%
Hess Corp. (Premiums received $56,787)	348	11/21/2009	45.0	22,620

Total Written Options (Premiums received $109,057)		49,020

* Unrealized appreciation at September 30, 2009 was $60,037.
At September 30, 2009 the DWS Commodity Securities Fund had the following sector diversification:
	Market Value ($)	As a % of Common Stocks
Materials	74,075,203	49.5%
Energy	68,254,175	45.6%
Industrials	3,982,427	2.6%
Consumer Staples	3,430,565	2.3%
Total	149,742,370	100.0%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2009, the Fund held $48,165,900 in the Subsidiary, representing 16.1% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$ —	$ 8,688,771	$ —	$ 8,688,771
Brazil	2,072,614	—	—	2,072,614
Canada	17,644,208	—	—	17,644,208
France	—	5,847,970	—	5,847,970
Germany	—	2,171,860	—	2,171,860
Luxembourg	—	3,135,256	—	3,135,256
Netherlands	—	4,822,139	—	4,822,139
Spain	—	1,486,727	—	1,486,727
Switzerland	2,864,047	1,627,747	—	4,491,794
United Kingdom	—	20,725,544	—	20,725,544
United States	78,655,487	—	—	78,655,487
Commodities Linked/Structured Notes	—	—	29,011,217	29,011,217
Exchange-Traded Fund	6,344,292	—	—	6,344,292
Other Receivable	—	—	2,436,569	2,436,569
Short-Term Investments(f)	15,417,931	107,901,739	—	123,319,670
Derivatives(g)	1,388,471	—	—	1,388,471
Total	$ 124,387,050	$ 156,407,753	$ 31,447,786	$ 312,242,589

Liabilities
Derivatives(g)	$ (49,020)	$ —	$ —	$ (49,020)
Total	$ (49,020)	$ —	$ —	$ (49,020)
(f)	See Consolidated Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts and written options, at value.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Commodities Linked/Structured Notes
Balance as of June 30, 2009	$ 48,281,005
Realized gains (loss)	(48,775,002)
Change in unrealized appreciation (depreciation)	45,975,783
Amortization premium/ discount	—
Net purchases (sales)	(14,034,000)
Net transfers in (out) of Level 3	—
Balance as of September 30, 2009	$ 31,447,786
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$ 5,139,259

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Commodity Contracts	$ 1,372,811	$ —
Equity Contracts	$ —	$ 24,698

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009